Right-of-use assets and leases payable (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use assets and leases payable
Summary of Information About Right of Use Asset
	Weighted average useful life (years)	Balance as of 12/31/2021	Additions and remeasurement	Write-offs	Transfers (i)	Amortization	Balance as of 12/31/2022
Cost:
Real estate	10	1,793,473	366,805	(140,380)	-	-	2,019,898
Port areas	29	299,630	11,868	(324)	-	-	311,174
Vehicles	4	146,173	115,666	(75,384)	-	-	186,455
Equipment	5	16,740	9,958	(353)	-	-	26,345
Others	20	27,846	-	-	-	-	27,846
		2,283,862	504,297	(216,441)	-	-	2,571,718
Accumulated amortization:
Real estate		(489,470)	-	79,003	(5,311)	(218,910)	(634,688)
Port areas		(23,526)	-	-	-	(13,247)	(36,773)
Vehicles		(98,867)	-	66,554	-	(51,589)	(83,902)
Equipment		(1,834)	-	399	-	(1,415)	(2,850)
Others		(18,870)	-	-	-	(3,258)	(22,128)
		(632,567)	-	145,956	(5,311)	(288,419)	(780,341)
Net amount		1,651,295	504,297	(70,485)	(5,311)	(288,419)	1,791,377

(i) Refers to R$ 5,311 transferred to property, plant and equipment.

	Weighted average useful life (years)	Balance as of 12/31/2020	Additions and remeasurement	Write-offs	Transfers (i)	Exchange rate variation	Amortization	Reclassification to assets held for sale (ii)	Balance as of 12/31/2021
Cost:
Real estate	10	2,254,432	257,787	(150,718)	-	1,295	-	(569,323)	1,793,473
Port areas	20	268,534	31,096(*)	-	-	-	-	-	299,630
Vehicles	4	139,843	26,589	(9,315)	-	103	-	(11,047)	146,173
Equipment	6	44,936	19,887	(6,171)	-	1,920	-	(43,832)	16,740
Others	20	27,846	-	-	-	-	-	-	27,846
		2,735,591	335,359	(166,204)	-	3,318	-	(624,202)	2,283,862
Accumulated amortization:
Real estate		(481,975)	-	76,954	-	(530)	(283,882)	199,963	(489,470)
Port areas		(3,962)	-	-	(11,935)	-	(7,629)	-	(23,526)
Vehicles		(63,091)	-	7,032	-	(54)	(48,146)	5,392	(98,867)
Equipment		(19,619)	-	6,483	-	(897)	(17,637)	29,836	(1,834)
Others		(16,658)	-	-	-	-	(2,212)	-	(18,870)
		(585,305)	-	90,469	(11,935)	(1,481)	(359,506)	235,191	(632,567)
Provision for impairment losses:
Real estate		-	(38,957)	-	-	-	-	38,957	-
		-	(38,957)	-	-	-	-	38,957	-
Net amount		2,150,286	296,402	(75,735)	(11,935)	1,837	(359,506)	(350,054)	1,651,295

(i) Refers to the amortization of right-of-use assets in the subsidiary Tequimar Vila do Conde Logística Portuária S.A. (“Tequimar Vila do Conde”), which is being capitalized as Construction in progress, starting its operation in December 2021.

(ii) For further details, see Note 4.c.2

(*) Includes balances of R$ 14,905 referring to initial direct costs of right-of-use assets.

	Weighted average useful life (years)	Balance on 12/31/2019	Additions and remeasurement	Write-offs	Effect of foreign currency exchange rate variation	Amortization	Balance on 12/31/2020
Cost:
Real estate	10	2,068,254	259,244	-78,529	5,463	-	2,254,432
Port area	20	68,007	200,527	‐	‐	-	268,534
Vehicles	4	91,868	55,616	-7,893	252	-	139,843
Equipment	6	31,822	7,833	-572	5,853	-	44,936
Others	20	27,846	‐	‐	‐	-	27,846
		2,287,797	523,22	-86,994	11,568	-	2,735,591
Accumulated amortization:
Real estate		-256,43	-	46,282	-697	-271,13	-481,975
Port area		‐	-	‐	‐	-3,962	-3,962
Vehicles		-27,492	-	5,509	232	-41,34	-63,091
Equipment		-7,6	-	572	-1,996	-10,595	-19,619
Others		-15,363	-	‐	‐	-1,295	-16,658
		-306,885	-	52,363	-2,461	-328,322	-585,305
Net amount		1,980,912	523,22	-34,631	9,107	-328,322	2,150,286

Summary of Changes in Lease Payables

The changes in leases payable are shown below:

Balance as of December 31, 2019	1,588,673
Interest accrued	144,655
Payments	(360,787)
Additions and remeasurement	484,121
Write-offs	(35,381)
Effect of foreign currency exchange rate variation	12,007
Balance as of December 31, 2020	1,833,288
Interest accrued	147,494
Payments (i)	(440,574)
Additions and remeasurement	288,711
Write-offs	(83,157)
Efffect of foreign currency exchange rate variation	16,264
Reclassification to liabilities held for sale (ii)	(413,715)
Balance as of December 31, 2021	1,348,311
Interest accrued	128,069
Payments	(357,879)
Additions and remeasurement	482,439
Write-offs	(77,171)
Balance as of December 31, 2022	1,523,769
Current	225,034
Non-current	1,298,735

(i) Includes the amount of R$ 29,237 paid by subsidiary Tequimar Vila do Conde related to port concession grants.

(ii) For further details, see Note 4.c.2

Summary of Maturities of Lease Payments of Operating Lease

The future disbursements (installments) not discounted to present value are presented below:

12/31/2022
Up to 1 year	343,792
1 to 2 years	319,284
2 to 3 years	277,318
3 to 4 years	201,227
4 to 5 years	173,229
More than 5 years	1,089,255
Total	2,404,105

Schedule of weighted average discount rates for the lease payable by maturity period

The weighted nominal average discount rates for the lease contracts of the Company are:

Contracts by maturity date and discount rate
Maturity date of the contracts	Discount rate (% p.a.)
From 1 to 5 years	8.00%
From 6 to 10 years	8.34%
From 11 to 15 years	9.50%
More than 15 years	9.75%

Details About Lease Contracts of Low Amount Assets
	Up to 1 year	Between 1 and 5 years	More than 5 years	Total
12/31/2022	2,458	5,689	-	8,147
12/31/2021	124	994	-	1,118